CONVERTIBLE NOTE PAYABLE (Schedule of Recorded a Loss on Extinguishment of Debt) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015
CONVERTIBLE NOTE PAYABLE [Abstract]
Convertible note payable	$ 1,657,500	$ 331,978	$ 381,000
Less: unamortized discount	(822,250)
Accrued interest payable	63,326
Derivative liability	161,158
Warrants repurchased	576,152
Less: investor notes receivable	(1,250,000)
Less: accrued interest receivable	(37,807)
Less: cash paid	(381,714)
Loss on extinguishment of debt	$ 33,635